Initial Public Offering (Details) - CM Life Sciences, Inc. - $ / shares		6 Months Ended
	Sep. 04, 2020	Dec. 31, 2020	Mar. 31, 2021
Over-allotment option
Initial Public Offering (Details) [Line Items]
Public offering sale of units	44,275,000	44,275,000
Number of shares issued (in shares)	5,775,000
Share price per share (in dollars per share)	$ 10.00	$ 10.00
IPO
Initial Public Offering (Details) [Line Items]
Number of shares issued (in shares)	5,775,000	5,775,000
Over-Allotment Option Unit
Initial Public Offering (Details) [Line Items]
Warrant issued (in shares)		0.33	0.33
Class A common stock
Initial Public Offering (Details) [Line Items]
Warrant exercise price (in dollars per share)	$ 11.50	$ 11.50
Class A common stock | Warrant
Initial Public Offering (Details) [Line Items]
Warrant exercise price (in dollars per share)		$ 11.50
Class A common stock | Over-Allotment Option Unit
Initial Public Offering (Details) [Line Items]
Number of shares issued (in shares)	1	1